Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 25, 2022 USD ($)	Dec. 26, 2021 USD ($)	Dec. 27, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Cumulative Total Shareholder Return (“TSR”) on $100 Initial Investment		(in thousands)
	Summary Compensation Table - PEO #1(1) ($)	Compensation Actually Paid - PEO #1(2) ($)	Summary Compensation Table - PEO #2(1) ($)	Compensation Actually Paid - PEO #2(2) ($)	Summary Compensation Table - Non-PEO NEO(1) ($)	Compensation Actually Paid - Non-PEO NEO(2) ($)	PPC TSR	Peer Group TSR	Net Income ($)	CSM: Profit Before Taxes Margin (%)
2023	2,577,965	4,660,929	—	—	1,167,761	1,339,968	$83.89	$70.57	322,317	2.5%
2022	3,011,423	95,033	—	—	1,609,641	1,203,303	72.19	87.04	746,538	6.1%
2021	8,581,691	16,487,836	—	—	1,905,296	2,716,224	83.56	102.90	31,268	5.1%
2020	2,546,931	(2,709,606)	723,665	(11,406,682)	—	—	58.69	86.84	95,070	3.1%

Company Selected Measure Name	Profit Before Taxes Margin
Named Executive Officers, Footnote	The PEOs and Other NEOs for each year reported in this table are:

Year	PEO #1	PEO #2	Other NEOs
2023	Fabio Sandri	N/A	Matthew Galvanoni
2022	Fabio Sandri	N/A	Matthew Galvanoni
2021	Fabio Sandri	N/A	Matthew Galvanoni
2020	Fabio Sandri	Jayson Penn	N/A

Peer Group Issuers, Footnote	Our peer group used for the TSR calculation is the peer group used to show our performance in our Form 10-K, which is comprised of two companies: Hormel Foods Corp and Tyson Foods Inc.
Adjustment To PEO Compensation, Footnote	None of our NEOs participate in a pension plan; therefore, we did not report a change in pension value for any of the years reflected in this table, and a deduction from the SCT total related to pension value is not needed. The following table shows items added to or deducted from the Total Compensation in the Summary Compensation Table in order to calculate the amount of executive Compensation Actually Paid (or “CAP”), as shown in table above:

	2023		2022		2021		2020
Adjustments	PEO #1 ($)	Average of Other NEOs ($)	PEO #1 ($)	Average of Other NEOs ($)	PEO #1 ($)	Average of Other NEOs ($)	PEO #1 ($)	PEO #2 ($)
Total Compensation from SCT	$2,577,965	$1,167,761	$3,011,423	$1,609,641	$8,581,691	$1,905,296	$2,546,931	$723,665
Adjustments for stock and option awards:
(Subtraction): SCT amounts	(613,554)	(340,853)	(731,408)	(406,338)	(6,062,913)	(921,087)	(1,425,900)	—
Fair value at year-end of awards granted in the year and unvested at year end	700,990	389,439	—	—	13,044,043	1,506,985	2,472,077	—
Change in fair value from prior year end of outstanding and unvested awards granted in prior years	1,737,787	38,204	(2,289,880)	—	1,149,663	—	(559,648)	—
Vesting date fair value of awards granted and vesting during such year	—	—	—	—	—	225,030	—	—
Change in fair value from prior year end of vested awards granted in prior years	257,741	85,417	104,898	—	4,589	—	(1,786,666)	(1,787,262)
Fair value at end of prior year of awards granted in prior years that were forfeited	—	—	—	—	(229,237)	—	(3,956,400)	(10,343,085)
Compensation Actually Paid (as calculated)	$4,660,929	$1,339,968	$95,033	$1,203,303	$16,487,836	$2,716,224	$(2,709,606)	$(11,406,682)

Non-PEO NEO Average Total Compensation Amount	$ 1,167,761	$ 1,609,641	$ 1,905,296
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,339,968	1,203,303	2,716,224
Adjustment to Non-PEO NEO Compensation Footnote	None of our NEOs participate in a pension plan; therefore, we did not report a change in pension value for any of the years reflected in this table, and a deduction from the SCT total related to pension value is not needed. The following table shows items added to or deducted from the Total Compensation in the Summary Compensation Table in order to calculate the amount of executive Compensation Actually Paid (or “CAP”), as shown in table above:

	2023		2022		2021		2020
Adjustments	PEO #1 ($)	Average of Other NEOs ($)	PEO #1 ($)	Average of Other NEOs ($)	PEO #1 ($)	Average of Other NEOs ($)	PEO #1 ($)	PEO #2 ($)
Total Compensation from SCT	$2,577,965	$1,167,761	$3,011,423	$1,609,641	$8,581,691	$1,905,296	$2,546,931	$723,665
Adjustments for stock and option awards:
(Subtraction): SCT amounts	(613,554)	(340,853)	(731,408)	(406,338)	(6,062,913)	(921,087)	(1,425,900)	—
Fair value at year-end of awards granted in the year and unvested at year end	700,990	389,439	—	—	13,044,043	1,506,985	2,472,077	—
Change in fair value from prior year end of outstanding and unvested awards granted in prior years	1,737,787	38,204	(2,289,880)	—	1,149,663	—	(559,648)	—
Vesting date fair value of awards granted and vesting during such year	—	—	—	—	—	225,030	—	—
Change in fair value from prior year end of vested awards granted in prior years	257,741	85,417	104,898	—	4,589	—	(1,786,666)	(1,787,262)
Fair value at end of prior year of awards granted in prior years that were forfeited	—	—	—	—	(229,237)	—	(3,956,400)	(10,343,085)
Compensation Actually Paid (as calculated)	$4,660,929	$1,339,968	$95,033	$1,203,303	$16,487,836	$2,716,224	$(2,709,606)	$(11,406,682)

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
The charts shown below compare the company-selected financial measure of PBT margin, net income, and PPC and peer group TSR as described above with executive compensation actually paid (or “CAP”) for each of the three most recent years:

Total Shareholder Return Vs Peer Group	Total shareholder return as calculated based on a fixed investment of one hundred dollars measured from the market close on December 29, 2019 (the last trading day of 2019) through and including the end of the fiscal year for each year reported in the table.
Tabular List, Table

Financial Performance Measures
PBT Margin(1)
U.S. EBIT per processed pound(2)
Mexico EBIT margin(3)
U.K. and Europe EBIT margin(4)
(1)PBT Margin is defined as income (loss) before income taxes as a percentage of the Company’s net sales. For a reconciliation of this non-GAAP financial measure for fiscal year 2023, see Annex A at the end of this proxy statement.
(2)U.S. EBIT per processed pound (in cents) is defined in the CD&A under “Performance Metrics for 2023 Program.”
(3)Mexico EBIT margin is defined in the CD&A under “Performance Metrics for 2023 Program.”
(4)U.K. and Europe EBIT margin is defined in the CD&A under “Performance Metrics for 2023 Program.”

Total Shareholder Return Amount	$ 83.89	72.19	83.56	$ 58.69
Peer Group Total Shareholder Return Amount	70.57	87.04	102.90	86.84
Net Income (Loss)	$ 322,317,000	$ 746,538,000	$ 31,268,000	$ 95,070,000
Company Selected Measure Amount	0.025	0.061	0.051	0.031
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link CAP to our NEOs for fiscal 2023 to our company’s performance, is Profit Before Taxes Margin (or “PBT Margin”). PBT Margin is a non-GAAP financial measure that takes GAAP Profit Before Taxes, adds back litigation settlement expense and in prior years, other nonrecurring items, and divides by Net Sales. For a reconciliation of this non-GAAP financial measure for fiscal year 2023, see Annex A at the end of this proxy statement.
Fabio Sandri [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,577,965	$ 3,011,423	$ 8,581,691	$ 2,546,931
PEO Actually Paid Compensation Amount	$ 4,660,929	$ 95,033	$ 16,487,836	$ (2,709,606)
PEO Name	Fabio Sandri	Fabio Sandri	Fabio Sandri	Fabio Sandri
Jayson Penn [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 723,665
PEO Actually Paid Compensation Amount				$ (11,406,682)
PEO Name				Jayson Penn
PEO | Measure:: 1
Pay vs Performance Disclosure
Name	PBT Margin(1)
PEO | Measure:: 2
Pay vs Performance Disclosure
Name	U.S. EBIT per processed pound(2)
PEO | Measure:: 3
Pay vs Performance Disclosure
Name	Mexico EBIT margin(3)
PEO | Measure:: 4
Pay vs Performance Disclosure
Name	U.K. and Europe EBIT margin(4)
PEO | Fabio Sandri [Member] | Share-based Compensation Transactions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (613,554)	$ (731,408)	$ (6,062,913)	$ (1,425,900)
PEO | Fabio Sandri [Member] | Equity Awards Granted in During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	700,990	0	13,044,043	2,472,077
PEO | Fabio Sandri [Member] | Equity Awards Granted in Prior Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,737,787	(2,289,880)	1,149,663	(559,648)
PEO | Fabio Sandri [Member] | Equity Awards Granted in During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Fabio Sandri [Member] | Equity Awards Granted in Prior Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	257,741	104,898	4,589	(1,786,666)
PEO | Fabio Sandri [Member] | Equity Awards Granted in Prior Year, Forfeited or Cancelled [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(229,237)	(3,956,400)
PEO | Jayson Penn [Member] | Share-based Compensation Transactions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Jayson Penn [Member] | Equity Awards Granted in During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Jayson Penn [Member] | Equity Awards Granted in Prior Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Jayson Penn [Member] | Equity Awards Granted in During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Jayson Penn [Member] | Equity Awards Granted in Prior Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,787,262)
PEO | Jayson Penn [Member] | Equity Awards Granted in Prior Year, Forfeited or Cancelled [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (10,343,085)
Non-PEO NEO | Share-based Compensation Transactions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(340,853)	(406,338)	(921,087)
Non-PEO NEO | Equity Awards Granted in During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	389,439	0	1,506,985
Non-PEO NEO | Equity Awards Granted in Prior Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	38,204	0	0
Non-PEO NEO | Equity Awards Granted in During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	225,030
Non-PEO NEO | Equity Awards Granted in Prior Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	85,417	0	0
Non-PEO NEO | Equity Awards Granted in Prior Year, Forfeited or Cancelled [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0